Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued Expenses

6.Accrued Expenses

	December 31,
	2011	2012
Accrued loan and swap interest	$823,050	$1,206,238
Accrued vessel voyage and operating expenses	348,481	486,503
Accrued professional fees	342,213	180,120
Other sundry liabilities and accruals	39,627	40,475
Total	$1,553,371	$1,913,336